Document and Entity Information	Oct. 11, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 11, 2024
Entity File Number	001-31566
Entity Registrant Name	PROVIDENT FINANCIAL SERVICES, INC.
Entity Central Index Key	0001178970
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1547151
Entity Address, Address Line One	239 Washington Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	732
Local Phone Number	590-9200
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false